PROPERTY AND EQUIPMENT, NET (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 18,276	$ 5,412